Accumulated Other Comprehensive Income/(Loss) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Changes, Net of Tax, in Accumulated Other Comprehensive Loss

Changes, net of tax, in accumulated other comprehensive loss follow:

	Currency Translation Adjustment	Benefit Plans	Accumulated Other Comprehensive Income/(Loss)
(MILLIONS OF DOLLARS)	Net Unrealized Gains/(Losses)	Actuarial Losses(a)
Balance, December 31, 2012	$(152)	$(5)	$(157)
Other comprehensive income/(loss), net of tax	16	(2)	14
Separation adjustments(b)	22	—	22

Balance, March 31, 2013	$(114)	$(7)	$(121)

(a)

Actuarial losses for the three months ended March 31, 2013 include adjustments for net pension obligations reflected in the historical financial statements of Zoetis, but not transferred by Pfizer to Zoetis as of March 31, 2013. See Note 12. Benefit Plans.

(b)	See Note 2B. The Separation, Adjustments Associated with the Separation, Senior Notes Offering and Initial Public Offering: Adjustments Associated with the Separation.

Changes, net of tax, in Accumulated other comprehensive income/(loss) follow:

	Currency Translation Adjustment	Benefit Plans	Accumulated Other Comprehensive Income/(Loss)
(MILLIONS OF DOLLARS)	Net Unrealized Gains/(Losses)	Actuarial Gains/(Losses)
Balance, December 31, 2009	$58	$(3)	$55
Other comprehensive loss	(121)	(8)	(129)

Balance, December 31, 2010	(63)	(11)	(74)
Other comprehensive income	4	5	9

Balance, December 31, 2011	(59)	(6)	(65)
Other comprehensive income/(loss)	(93)	1	(92)

Balance, December 31, 2012	$(152)	$(5)	$(157)